SEGMENTS (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Product Information [Line Items]
Net revenues	$ 5,001	$ 4,901
Branded CNS [Member]
Product Information [Line Items]
Net revenues	1,413	1,359
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	230	234
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	124	124
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	262	239
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	85	96
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	1,070	1,064
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	114	93
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	101	83
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	114	88
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	71	94
Branded Oncology Treanda [Member]
Product Information [Line Items]
Net revenues	180	171
Branded [Member]
Product Information [Line Items]
Net revenues	$ 2,114	$ 2,052